UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2023

Date of reporting period:	06/30/2023

Item 1 – Reports to Stockholders

PGIM SHORT-TERM CORPORATE BOND FUND

SEMIANNUAL REPORT

JUNE 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of June 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Short-Term Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended June 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short-Term Corporate Bond Fund

August 15, 2023

PGIM Short-Term Corporate Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 6/30/23 (without sales charges)	Average Annual Total Returns as of 6/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	1.95	-0.56	0.90	1.22	—

Class C	1.56	-0.04	0.62	0.70	—

Class R	1.78	1.38	1.04	1.16	—

Class Z	2.17	2.07	1.64	1.71	—

Class R2	1.87	1.56	1.23	N/A	0.97 (12/27/2017)

Class R4	1.99	1.81	1.49	N/A	1.23 (12/27/2017)

Class R6	2.12	2.06	1.72	1.82	—

Bloomberg 1–5 Year US Credit Index

	1.65	1.41	1.68	1.76	—

Average Annual Total Returns as of 6/30/23 Since Inception (%)

Class R2, Class R4 (12/27/2017)

Bloomberg 1–5 Year US Credit Index	1.45

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases prior to May 1, 2023: 1.00% on sales of $500,000 or more made within 12 months of purchase For purchases on or after May 1, 2023: 1.00% on sales of $250,000 or more made within 18 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

PGIM Short-Term Corporate Bond Fund    5

Your Fund’s Performance (continued)

Benchmark Definition

Bloomberg 1–5 Year US Credit Index—The Bloomberg 1–5 Year US Credit Index is an unmanaged index of publicly issued US corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 6/30/23 (%)

AAA	17.1

AA	10.1

A	24.1

BBB	44.8

BB	2.9

Not Rated	0.3

Cash/Cash Equivalents	0.7

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 6/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.16	4.77	4.75

Class C	0.12	4.09	4.07

Class R	0.14	4.54	4.27

Class Z	0.17	5.12	5.10

Class R2	0.15	4.73	3.48

Class R4	0.16	4.96	4.22

Class R6	0.18	5.21	5.19

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Short-Term Corporate Bond Fund    7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended June 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short-Term Corporate Bond Fund		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,019.50	0.72%	$3.61

	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

Class C	Actual	$1,000.00	$1,015.60	1.50%	$7.50

	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class R	Actual	$1,000.00	$1,017.80	1.06%	$5.30

	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

Class Z	Actual	$1,000.00	$1,021.70	0.47%	$2.36

	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Class R2	Actual	$1,000.00	$1,018.70	0.88%	$4.40

	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Class R4	Actual	$1,000.00	$1,019.90	0.63%	$3.16

	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Class R6	Actual	$1,000.00	$1,021.20	0.38%	$1.90

	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Short-Term Corporate Bond Fund    9

Schedule of Investments   (unaudited)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.1%

ASSET-BACKED SECURITIES 14.8%

Collateralized Loan Obligations

Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360%(c)	07/15/31	5,000	$4,949,912
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.492(c)	10/13/30	4,848	4,819,775
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.563(c)	11/27/31	65,000	64,247,300
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.368(c)	07/26/31	10,000	9,881,200
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360(c)	10/17/32	50,000	49,194,895
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.400(c)	05/17/31	14,000	13,822,928
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360(c)	04/15/32	45,000	44,389,755
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	6.590(c)	07/20/32	7,500	7,425,000
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32	17,954	17,796,015
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.430(c)	07/20/34	19,500	19,072,808
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	6.253(c)	04/24/31	18,150	17,988,955
Series 2017-02A, Class AR, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	6.200(c)	04/20/30	96,892	96,015,143
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	6.440(c)	07/20/34	60,000	58,787,640
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.478(c)	10/15/29	5,872	5,828,506

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    11

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.540%(c)	07/15/29	12,371	$12,279,936
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	6.700(c)	10/20/33	17,500	17,398,610
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390(c)	04/20/34	49,000	48,175,526
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	10/20/34	50,000	48,764,500
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	6.010(c)	04/15/29	9,784	9,688,999
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	7.021(c)	11/15/31	35,000	34,956,992
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.381(c)	04/21/31	29,645	29,340,180
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.720(c)	06/20/34	40,000	39,315,848
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.383(c)	04/22/30	45,000	44,280,000
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	6.270(c)	04/17/30	28,109	27,836,015
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.300(c)	07/20/30	15,599	15,490,463
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.350(c)	10/20/31	75,000	73,991,730
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.549(c)	10/30/30	27,589	27,410,396
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.350(c)	07/20/30	23,041	22,889,662

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Palmer Square CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.360%(c)	07/16/31	20,000	$19,866,880
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	6.430(c)	07/25/31	21,000	20,748,340
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.365(c)	04/25/31	10,000	9,908,374
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.490(c)	07/20/30	12,522	12,459,756
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	6.900(c)	10/20/31	16,000	15,927,491
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.338(c)	01/26/31	10,000	9,854,818
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.412(c)	04/18/31	21,243	20,985,537
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.343(c)	10/23/31	40,000	39,381,200
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	6.230(c)	10/20/30	24,060	23,769,017
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32	60,000	59,165,220
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.373(c)	07/23/33	45,000	44,370,000
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.479(c)	10/29/34	25,000	24,379,750
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.410(c)	07/20/34	39,500	38,519,610
Tralee CLO Ltd. (Cayman Islands),
Series 2021-07A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	6.575(c)	04/25/34	32,000	31,341,696
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	6.710(c)	07/20/32	20,000	19,794,144

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    13

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	6.285%(c)	10/25/28	3,543	$3,538,787
Venture CLO Ltd. (Cayman Islands),
Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	6.150(c)	10/20/28	16,023	15,887,773
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.340(c)	10/17/32	25,000	24,709,750
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.425(c)	07/19/34	30,000	29,478,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.500(c)	01/20/32	9,000	8,913,273
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.403(c)	07/24/32	30,500	30,123,417
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.470(c)	10/15/34	25,000	24,484,750
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.550(c)	04/15/30	17,767	17,589,580

TOTAL ASSET-BACKED SECURITIES (cost $1,429,861,277)				1,411,235,852

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
Benchmark Mortgage Trust,
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	66,200	62,405,734
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	12,367	11,287,570
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207	03/10/48	11,373	10,831,338
Series 2015-DC01, Class A3	3.219	02/10/48	784	782,640
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A4	3.311	03/17/49	35,685	33,500,500
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C032, Class ASB	3.514	12/15/49	5,043	4,828,370
Series 2016-C29, Class A3	3.058	05/15/49	10,142	9,433,454
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A3	3.510	05/15/48	7,026	6,665,332

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A3	3.058%	05/15/48	5,791	$5,775,656
Series 2016-BNK01, Class A2	2.399	08/15/49	10,436	9,418,863

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $170,663,828)				154,929,457

CORPORATE BONDS 81.3%

Aerospace & Defense 1.0%

BAE Systems Finance, Inc. (United Kingdom),
Gtd. Notes, 144A	7.500	07/01/27	3,034	3,243,328

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	22,000	20,202,453
Sr. Unsec’d. Notes	2.700	02/01/27	49,380	45,138,311
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	1,914,497
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	3.650	08/16/23	405	403,475
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes(a)	3.850	06/15/26	30,500	28,467,032

				99,369,096

Agriculture 2.0%

Altria Group, Inc.,
Gtd. Notes	2.350	05/06/25	10,505	9,886,951
Gtd. Notes	4.800	02/14/29	3,161	3,073,890
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	17,180	15,751,572
Gtd. Notes	4.700	04/02/27	28,229	27,348,706
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	26,865	24,116,246
Gtd. Notes, 144A	3.950	06/15/25	3,000	2,881,412
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	6.125	07/27/27	12,610	12,617,187
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	0.875	05/01/26	14,164	12,639,453
Sr. Unsec’d. Notes(a)	4.875	02/13/26	24,835	24,657,226
Sr. Unsec’d. Notes	4.875	02/15/28	14,940	14,733,781
Sr. Unsec’d. Notes	5.000	11/17/25	8,840	8,798,338

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    15

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.450%	06/12/25	341	$331,503
Viterra Finance BV (Netherlands),
Gtd. Notes, 144A	2.000	04/21/26	35,200	31,372,701

				188,208,966

Airlines 0.8%

American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27	1,136	1,024,925
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.500	10/20/25	21,112	20,648,592
Sr. Sec’d. Notes, 144A	4.750	10/20/28	29,560	28,615,558
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,161,139
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	11,890,761
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,137,075

				73,478,050

Apparel 0.4%

Michael Kors USA, Inc.,
Gtd. Notes, 144A	4.250	11/01/24	12,991	12,493,507
VF Corp.,
Sr. Unsec’d. Notes	2.400	04/23/25	22,475	21,074,898

				33,568,405

Auto Manufacturers 3.1%

Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.750%	5.841(c)	12/13/24	10,870	10,837,681
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	50,000	44,641,030
Sr. Unsec’d. Notes(a)	4.950	05/28/27	1,075	1,014,332
Sr. Unsec’d. Notes(a)	6.950	03/06/26	10,200	10,251,683
Sr. Unsec’d. Notes(a)	7.350	03/06/30	6,830	6,971,980
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	39,885	35,630,664
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	8,303,680
Sr. Unsec’d. Notes	2.350	02/26/27	5,090	4,540,675
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	10,188,595
Sr. Unsec’d. Notes(a)	2.400	10/15/28	23,040	19,544,665

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc., (cont’d.)
Sr. Unsec’d. Notes	2.750%	06/20/25	13,900	$13,095,226
Sr. Unsec’d. Notes	2.900	02/26/25	4,580	4,351,083
Sr. Unsec’d. Notes	5.800	06/23/28	16,140	16,083,088
Sr. Unsec’d. Notes	6.000	01/09/28	7,000	7,065,445
Sr. Unsec’d. Notes, SOFR + 1.200%	6.290(c)	11/17/23	14,355	14,343,516
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	1.450	03/02/26	20,000	18,148,185
Gtd. Notes, 144A(a)	4.800	03/30/28	20,000	19,756,371
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	14,285	13,317,371
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	12,726,564
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.522	09/17/25	4,000	3,716,616
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	1.711	01/29/27	8,920	7,818,169
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.500(cc)	10/24/25	10,000	9,602,028

				291,948,647

Auto Parts & Equipment 0.3%

BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	10/01/25	32,277	31,694,576

Banks 23.3%

Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.722(ff)	09/14/27	20,400	17,692,481
Sr. Unsec’d. Notes	1.849	03/25/26	36,200	32,349,185
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	3,685	3,573,068
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	93,500	83,430,747
Sr. Unsec’d. Notes(a)	5.202(ff)	04/25/29	36,480	36,088,784
Sr. Unsec’d. Notes, MTN	0.981(ff)	09/25/25	29,920	28,111,575
Sr. Unsec’d. Notes, MTN	1.197(ff)	10/24/26	36,790	33,116,130
Sr. Unsec’d. Notes, MTN	1.319(ff)	06/19/26	10,040	9,198,775
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26	52,845	49,494,802
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	32,800	28,024,559
Sr. Unsec’d. Notes, MTN	2.456(ff)	10/22/25	12,420	11,858,454
Sr. Unsec’d. Notes, MTN	3.864(ff)	07/23/24	35,000	34,954,493
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	65,520	58,977,831
Sub. Notes, MTN	4.000	01/22/25	6,180	6,012,751

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    17

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sub. Notes, Series L, MTN	3.950%	04/21/25	11,000	$10,656,678
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	35,500,000
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.304(ff)	08/09/26	38,900	38,054,792
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	4,295	4,182,256
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	15,060	14,856,098
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	22,690	20,102,137
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29	6,595	5,492,245
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	1,335	1,234,645
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28	2,220	1,984,646
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	15,075	14,149,754
Sub. Notes, 144A, MTN	4.500	03/15/25	3,640	3,486,254
Sub. Notes, 144A, MTN	5.700	10/22/23	10,000	9,956,300
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	22,950,520
Sr. Unsec’d. Notes	0.981(ff)	05/01/25	26,835	25,674,847
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	58,200	51,899,528
Sr. Unsec’d. Notes(a)	1.462(ff)	06/09/27	81,450	72,319,766
Sub. Notes	4.450	09/29/27	8,160	7,792,113
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	2.950	04/09/25	18,380	17,254,225
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25	2,500	2,371,896
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,935	1,716,752
Sr. Unsec’d. Notes	2.311(ff)	11/16/27	3,525	3,030,361
Sr. Unsec’d. Notes	2.552(ff)	01/07/28	4,522	3,913,355
Sr. Unsec’d. Notes, SOFR + 1.219%	6.309(c)	11/16/27	4,625	4,258,663
Sr. Unsec’d. Notes	6.720(ff)	01/18/29	13,915	13,890,736
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A	1.535(ff)	05/25/27	22,540	19,817,154
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	12,511,167
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	56,555	50,568,142
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	72,845	64,063,471
Sr. Unsec’d. Notes	4.482(ff)	08/23/28	22,925	22,178,476
Sr. Unsec’d. Notes, EMTN	4.650	05/31/24	5,000	4,920,337

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, Series FRN, SOFR + 0.790% (Cap N/A, Floor 0.000%)	5.880%(c)	12/09/26	28,200	$27,866,598
Sr. Unsec’d. Notes, Series VAR	1.093(ff)	12/09/26	23,255	20,770,135
Sub. Notes	5.950	01/15/27	8,224	8,327,789
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	5.210(ff)	08/11/28	900	878,015
Sr. Unsec’d. Notes	7.390(ff)	11/03/28	5,000	5,266,240
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A	3.250	09/23/24	17,300	16,589,550
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month LIBOR + 2.580%(a)	7.879(c)	08/01/23(oo)	11,600	11,425,931
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	14,769,435
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	5,225	4,742,732
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	17,824,365
Sr. Unsec’d. Notes	1.045(ff)	11/19/26	59,970	53,733,428
Sr. Unsec’d. Notes	1.470(ff)	09/22/27	39,288	34,686,759
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	64,714	58,130,355
Sr. Unsec’d. Notes	2.005(ff)	03/13/26	25,000	23,483,033
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	23,107,120
Sr. Unsec’d. Notes(a)	2.301(ff)	10/15/25	34,120	32,525,769
Sr. Unsec’d. Notes	3.797(ff)	07/23/24	25,000	24,968,370
Sr. Unsec’d. Notes	4.023(ff)	12/05/24	25,230	25,008,271
KeyCorp,
Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	12,605	9,515,617
Sr. Unsec’d. Notes, MTN	4.100	04/30/28	19,358	16,765,578
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.438(ff)	02/05/26	12,615	11,882,158
Sr. Unsec’d. Notes	3.870(ff)	07/09/25	9,165	8,926,648
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.538(ff)	07/20/27	45,830	40,342,802
Sr. Unsec’d. Notes	2.193	02/25/25	22,430	21,135,401
Sr. Unsec’d. Notes(a)	5.242(ff)	04/19/29	11,435	11,215,147
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.241(ff)	07/10/24	26,740	26,719,688
Sr. Unsec’d. Notes	1.554(ff)	07/09/27	24,455	21,503,000
Morgan Stanley,
Sr. Unsec’d. Notes	0.790(ff)	05/30/25	24,585	23,357,820
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	45,393,393
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	33,720	30,186,735
Sr. Unsec’d. Notes(a)	5.164(ff)	04/20/29	24,090	23,824,828

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    19

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes	6.296%(ff)	10/18/28	14,900	$15,338,080
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	32,690	28,966,476
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	29,305	26,461,118
Sr. Unsec’d. Notes, MTN, SOFR + 0.466%	5.555(c)	11/10/23	27,690	27,671,443
Sub. Notes, GMTN	4.350	09/08/26	2,500	2,414,626
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	10,000	8,791,993
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	13,335	13,275,370
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes(a)	7.250	03/13/28	15,795	15,735,769
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, SOFR + 1.050%	6.096(c)	01/21/26	20,190	19,997,522
Sr. Unsec’d. Notes, 144A, MTN(a)	3.875	03/28/24	19,090	18,735,766
Sr. Unsec’d. Notes, 144A, MTN	6.446(ff)	01/10/29	16,300	16,296,631
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.902	09/17/28	18,905	15,834,594
Sr. Unsec’d. Notes	2.174	01/14/27	9,285	8,318,325
Sr. Unsec’d. Notes(a)	2.348	01/15/25	17,590	16,676,750
Sr. Unsec’d. Notes	2.696	07/16/24	6,828	6,607,661
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	48,415	46,519,129
Sr. Unsec’d. Notes, MTN(a)	6.047(ff)	06/08/27	33,630	33,647,934
U.S. Bancorp,
Sr. Unsec’d. Notes(a)	5.775(ff)	06/12/29	28,455	28,443,753
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	1.250	06/01/26	10,460	9,162,357
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	12,675	11,056,719
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	14,178,327
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	2,973,750
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27	17,600	15,498,148
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	6,745	6,080,630
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/12/27	2,250	2,127,168
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	116,625	109,867,204
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	12,330	11,583,296

				2,220,804,198

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.6%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes, 144A	3.650%	02/01/26	14,550	$14,093,769
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	25,340	23,287,640
Gtd. Notes, 144A	4.450	05/15/25	18,070	17,600,345
JDE Peet’s NV (Netherlands),
Gtd. Notes, 144A	1.375	01/15/27	4,894	4,235,898

				59,217,652

Biotechnology 0.3%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.150	03/02/28	14,515	14,495,328
Baxalta, Inc.,
Gtd. Notes	4.000	06/23/25	7,300	7,083,135
Illumina, Inc.,
Sr. Unsec’d. Notes(a)	5.800	12/12/25	5,250	5,262,849

				26,841,312

Building Materials 0.3%

Lennox International, Inc.,
Gtd. Notes	1.350	08/01/25	6,120	5,582,723
Gtd. Notes	1.700	08/01/27	2,530	2,198,846
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,098,429
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	18,329	17,341,921

				28,221,919

Chemicals 1.7%

CF Industries, Inc.,
Gtd. Notes, 144A	4.500	12/01/26	32,200	31,064,764
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A	3.400	12/01/26	19,417	18,433,123
Sr. Unsec’d. Notes, 144A	5.125	04/01/25	17,142	17,023,234
Eastman Chemical Co.,
Sr. Unsec’d. Notes	7.250	01/15/24	13,400	13,437,161
EIDP, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/26	14,490	14,224,321

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    21

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

FMC Corp.,
Sr. Unsec’d. Notes	3.200%	10/01/26	14,160	$13,151,777
Sr. Unsec’d. Notes	5.150	05/18/26	17,430	17,168,688
LYB International Finance III LLC,
Gtd. Notes	1.250	10/01/25	10,904	9,865,091
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes(a)	4.900	03/27/28	15,675	15,337,111
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	14,245	14,017,792

				163,723,062

Commercial Services 2.2%

Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A	1.500	08/12/26	20,725	18,162,391
Gtd. Notes, 144A	4.375	08/15/27	11,380	10,706,889
Equifax, Inc.,
Sr. Unsec’d. Notes	2.600	12/15/25	10,900	10,143,721
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	14,985	14,821,089
Gtd. Notes, 144A	3.300	12/01/26	9,230	8,599,752
Gtd. Notes, 144A	3.800	11/01/25	19,523	18,684,018
Gtd. Notes, 144A	4.600	05/01/28	29,140	28,353,527
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650	02/15/25	16,290	15,457,228
Leland Stanford Junior University (The),
Unsec’d. Notes	1.289	06/01/27	12,495	10,985,079
Moody’s Corp.,
Sr. Unsec’d. Notes	3.750	03/24/25	63,500	61,763,169
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	16,325	15,848,974

				213,525,837

Computers 0.8%

Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24	23,654	22,719,040
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	18,395	16,493,878
International Business Machines Corp.,
Sr. Unsec’d. Notes	1.700	05/15/27	15,000	13,300,237

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

Leidos, Inc.,
Gtd. Notes	3.625%	05/15/25	8,205	$7,867,852
NetApp, Inc.,
Sr. Unsec’d. Notes	1.875	06/22/25	18,742	17,419,667

				77,800,674

Distribution/Wholesale 0.2%

Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A(a)	4.250	04/20/27	12,105	11,552,380
LKQ Corp.,
Gtd. Notes, 144A(a)	5.750	06/15/28	6,920	6,893,775

				18,446,155

Diversified Financial Services 2.0%

American Express Co.,
Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	13,337,548
Sr. Unsec’d. Notes	3.950	08/01/25	10,615	10,301,363
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes	3.000	04/02/25	11,305	10,771,197
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27	30,625	28,588,920
Sr. Unsec’d. Notes, 144A	4.875	05/01/24	21,945	21,462,419
Capital One Financial Corp.,
Sr. Unsec’d. Notes(a)	6.312(ff)	06/08/29	19,800	19,675,956
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	4.650	06/12/24	3,870	3,809,032
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes(a)	1.653	07/14/26	16,975	14,894,344
Sr. Unsec’d. Notes	2.172	07/14/28	6,100	5,148,158
Sr. Unsec’d. Notes	2.329	01/22/27	39,725	35,111,628
Western Union Co. (The),
Sr. Unsec’d. Notes	1.350	03/15/26	26,980	23,888,644

				186,989,209

Electric 8.3%

Alexander Funding Trust,
Sr. Sec’d. Notes, 144A	1.841	11/15/23	20,000	19,575,668
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26	18,650	16,520,412

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    23

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Ameren Corp.,
Sr. Unsec’d. Notes	1.750%	03/15/28		18,710	$16,058,377
American Electric Power Co., Inc.,
Jr. Sub. Notes	2.031	03/15/24		10,625	10,327,698
Jr. Sub. Notes	5.699	08/15/25		14,580	14,480,598
Arizona Public Service Co.,
Sr. Unsec’d. Notes(a)	3.350	06/15/24		11,000	10,720,295
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24		6,018	5,781,156
Sr. Unsec’d. Notes	3.200	04/15/25		14,245	13,555,629
Calpine Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		8,000	7,168,316
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		24,160	21,614,763
Sr. Unsec’d. Notes	2.500	09/01/24		21,620	20,766,515
Cleveland Electric Illuminating Co. (The),
First Mortgage	5.500	08/15/24		5,925	5,912,709
CMS Energy Corp.,
Sr. Unsec’d. Notes	2.950	02/15/27		2,445	2,244,795
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	5.600	03/01/28		19,520	19,702,854
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24		13,520	13,062,323
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		35,129	31,554,202
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C	2.529	10/01/24		28,222	27,022,391
Sr. Unsec’d. Notes, Series F	1.050	06/01/25		41,902	38,388,900
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	17,442,420
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	13,795,815
Duke Energy Progress LLC,
First Mortgage	3.375	09/01/23		6,690	6,659,973
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25		15,000	14,641,132
Sr. Unsec’d. Notes	4.950	04/15/25		23,050	22,632,718
Sr. Unsec’d. Notes	5.250	11/15/28		9,355	9,114,991
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.375	07/12/26		11,300	9,957,949
Gtd. Notes, 144A	1.875	07/12/28		20,000	16,792,434
Sr. Unsec’d. Notes, 144A(a)	4.250	06/15/25		5,755	5,572,836
Entergy Corp.,
Sr. Unsec’d. Notes	0.900	09/15/25		32,125	28,881,415

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Evergy Metro, Inc.,
Mortgage	3.650%	08/15/25	15,750	$15,125,832
Evergy Missouri West, Inc.,
First Mortgage, 144A	5.150	12/15/27	12,220	12,076,874
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	2.866	09/15/28	7,375	6,499,528
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	38,000	35,027,777
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	3.700	09/01/24	8,035	7,771,610
MidAmerican Energy Co.,
First Mortgage	3.100	05/01/27	2,000	1,868,662
Monongahela Power Co.,
First Mortgage, 144A	4.100	04/15/24	4,236	4,156,192
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	24,775	24,530,656
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	8,973,032
Pacific Gas & Electric Co.,
First Mortgage(a)	3.000	06/15/28	12,000	10,393,318
First Mortgage	3.750	02/15/24	25,634	25,158,992
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.150	03/30/26	7,026	6,920,484
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes	1.300	06/15/25	38,970	35,470,261
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	26,665	24,117,112
Sr. Unsec’d. Notes	2.875	06/15/24	14,045	13,637,462
Sempra Energy,
Jr. Sub. Notes	4.125(ff)	04/01/52	20,635	16,706,803
Sr. Unsec’d. Notes	5.400	08/01/26	14,285	14,219,922
Southern California Edison Co.,
First Mortgage	5.300	03/01/28	11,535	11,550,931
Southern Co. (The),
Jr. Sub. Notes	4.475	08/01/24	8,770	8,611,463
Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	18,625	15,919,187
System Energy Resources, Inc.,
First Mortgage(a)	6.000	04/15/28	12,390	12,229,412
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	3.050	03/15/25	5,897	5,642,619
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	20,525	19,823,542

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    25

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.700%	01/30/27	10,000	$9,162,428
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	11,540	10,213,915

				795,757,298

Electronics 0.6%

TD SYNNEX Corp.,
Sr. Unsec’d. Notes	1.250	08/09/24	60,230	56,830,936

Engineering & Construction 0.0%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,951	1,874,287

Entertainment 0.7%

Warnermedia Holdings, Inc.,
Gtd. Notes	3.638	03/15/25	15,000	14,470,841
Gtd. Notes(a)	3.755	03/15/27	57,600	53,745,085

				68,215,926

Foods 0.8%

Campbell Soup Co.,
Sr. Unsec’d. Notes	3.950	03/15/25	13,769	13,391,341
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	3.000	02/02/29	18,510	15,666,327
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	52,344	49,377,882

				78,435,550

Forest Products & Paper 0.3%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	1.750	09/30/25	23,870	21,913,706
Smurfit Kappa Treasury Funding DAC (Ireland),
Gtd. Notes	7.500	11/20/25	3,902	4,034,356

				25,948,062

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.6%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	16,559	$15,995,608
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	4,671,348
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	9,562,633
NiSource, Inc.,
Sr. Unsec’d. Notes(a)	0.950	08/15/25	27,895	25,459,707
Sr. Unsec’d. Notes	5.250	03/30/28	1,250	1,251,253

				56,940,549

Hand/Machine Tools 0.1%

Regal Rexnord Corp.,
Gtd. Notes, 144A	6.050	02/15/26	5,975	5,986,382

Healthcare-Products 0.2%

Stryker Corp.,
Sr. Unsec’d. Notes	3.650	03/07/28	14,150	13,455,958
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.390%	5.422(c)	10/18/23	5,625	5,623,684

				19,079,642

Healthcare-Services 2.4%

Advocate Health & Hospitals Corp.,
Unsec’d. Notes, Series 2020	2.211	06/15/30	1,702	1,425,666
Bon Secours Mercy Health, Inc.,
Sec’d. Notes	1.350	06/01/25	2,775	2,546,720
Cedars-Sinai Health System,
Sec’d. Notes, Series 2021	2.288	08/15/31	5,821	4,789,759
Centene Corp.,
Sr. Unsec’d. Notes	2.450	07/15/28	10,000	8,571,743
Sr. Unsec’d. Notes(a)	3.375	02/15/30	11,204	9,633,907
CommonSpirit Health,
Sr. Sec’d. Notes	2.760	10/01/24	8,576	8,256,277
HCA, Inc.,
Gtd. Notes(a)	5.250	04/15/25	4,495	4,437,233
Gtd. Notes	5.375	02/01/25	37,660	37,336,420
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	4,922,469
IQVIA, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.700	05/15/28	19,795	19,612,158

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    27

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.300%	12/01/24	15,525	$14,757,707
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,128,591
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	3.450	06/01/26	6,256	5,969,382
Roche Holdings, Inc.,
Gtd. Notes, 144A	0.991	03/05/26	29,713	26,823,421
Sutter Health,
Unsec’d. Notes, Series 20A	1.321	08/15/25	11,250	10,240,910
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.250	01/15/29	65,510	63,650,029

				227,102,392

Home Builders 0.3%

D.R. Horton, Inc.,
Gtd. Notes	2.500	10/15/24	7,500	7,183,267
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	7,737	7,431,885
Gtd. Notes	6.000	06/01/25	1,644	1,652,145
Toll Brothers Finance Corp.,
Gtd. Notes(a)	4.875	11/15/25	10,000	9,810,869
Gtd. Notes	4.875	03/15/27	6,635	6,426,463

				32,504,629

Home Furnishings 0.2%

Panasonic Holdings Corp. (Japan),
Sr. Unsec’d. Notes, 144A	2.679	07/19/24	17,540	16,963,125

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.700	04/01/26	2,756	2,589,741

Insurance 1.7%

American International Group, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/26	4,304	4,136,883
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	4,792,723
Sr. Unsec’d. Notes	3.950	05/15/24	10,034	9,854,344

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.500%	04/04/25	18,445	$17,577,483
Sr. Unsec’d. Notes(a)	3.650	04/05/27	9,435	8,771,539
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	4.625	04/29/30	21,300	19,806,397
Fairfax US, Inc. (Canada),
Gtd. Notes, 144A	4.875	08/13/24	10,000	9,804,839
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A	0.904	08/12/25	17,200	15,457,417
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	19,750	19,623,336
Sr. Sec’d. Notes, 144A(a)	0.875	01/12/26	22,970	20,395,448
Protective Life Global Funding,
Sec’d. Notes, 144A(a)	5.209	04/14/26	29,250	28,761,582
Sec’d. Notes, 144A	5.366	01/06/26	6,005	5,983,304

				164,965,295

Internet 0.2%

Expedia Group, Inc.,
Gtd. Notes	4.625	08/01/27	14,500	14,070,389
Netflix, Inc.,
Sr. Unsec’d. Notes	4.875	04/15/28	3,000	2,968,115

				17,038,504

Iron/Steel 0.3%

Reliance Steel & Aluminum Co.,
Sr. Unsec’d. Notes	1.300	08/15/25	9,130	8,343,528
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	3,100	2,898,782
Sr. Unsec’d. Notes	2.800	12/15/24	16,543	15,796,294

				27,038,604

Lodging 0.4%

Genting New York LLC/GENNY Capital, Inc.,
Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,750	1,574,689
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	9,180	9,158,264
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes(a)	3.200	08/08/24	19,205	18,625,036

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    29

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900%	04/15/29	3,200	$3,113,913
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	9,250	9,274,481

				41,746,383

Machinery-Construction & Mining 0.3%

Weir Group PLC (The) (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)	2.200	05/13/26	28,970	25,927,014

Machinery-Diversified 0.7%

CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	1,564	1,513,725
Gtd. Notes(a)	4.550	04/10/28	11,795	11,421,119
Otis Worldwide Corp.,
Sr. Unsec’d. Notes(a)	2.293	04/05/27	13,945	12,661,688
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	3,797,452
Gtd. Notes(a)	3.450	11/15/26	25,396	23,768,593
Gtd. Notes(a)	4.400	03/15/24	3,900	3,847,618
Gtd. Notes	4.950	09/15/28	8,770	8,494,956

				65,505,151

Media 1.4%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.250	01/15/29	29,870	24,876,721
Sr. Sec’d. Notes(a)	4.908	07/23/25	42,252	41,434,650
Comcast Corp.,
Gtd. Notes(a)	4.550	01/15/29	22,875	22,477,260
Cox Communications, Inc.,
Gtd. Notes, 144A(a)	5.450	09/15/28	13,235	13,225,611
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	13,683	12,806,315
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	520	483,792
Sr. Unsec’d. Notes, 144A	3.850	02/01/25	3,500	3,387,254
Paramount Global,
Sr. Unsec’d. Notes	4.750	05/15/25	10,539	10,290,552

				128,982,155

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 1.0%

Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763%	04/14/27	23,245	$22,379,821
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	4.125	03/01/28	4,700	4,413,169
Gtd. Notes(a)	4.375	08/01/28	33,214	31,341,741
Gtd. Notes(a)	5.250	09/01/29	6,365	6,252,786
Kinross Gold Corp. (Canada),
Gtd. Notes	5.950	03/15/24	11,414	11,382,502
Newmont Corp.,
Gtd. Notes	2.800	10/01/29	9,325	8,036,698
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes	7.125	07/15/28	12,837	14,125,362
Yamana Gold, Inc. (Canada),
Gtd. Notes	4.625	12/15/27	1,925	1,819,346

				99,751,425

Miscellaneous Manufacturing 0.7%

Hillenbrand, Inc.,
Gtd. Notes(a)	5.000	09/15/26	16,150	15,820,046
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A	1.200	03/11/26	15,200	13,736,529
Teledyne Technologies, Inc.,
Gtd. Notes	2.250	04/01/28	35,000	30,531,429
Textron, Inc.,
Sr. Unsec’d. Notes	3.650	03/15/27	5,946	5,577,801

				65,665,805

Office/Business Equipment 0.4%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	29,790	26,801,536
Gtd. Notes	4.125	05/01/25	2,483	2,400,760
Gtd. Notes	5.500	12/01/24	10,852	10,778,751

				39,981,047

Oil & Gas 2.6%

Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26	23,439	21,026,086
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	6,735	6,674,451
Burlington Resources LLC,
Gtd. Notes	7.200	08/15/31	6,900	7,880,389

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    31

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Burlington Resources LLC, (cont’d.)
Gtd. Notes	7.400%	12/01/31	16,379	$18,939,061
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	29,715	29,120,053
Gtd. Notes, 144A	2.268	11/15/26	5,875	5,224,546
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	10/15/27	22,365	22,029,878
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	7,050	6,629,630
Hess Corp.,
Sr. Unsec’d. Notes	4.300	04/01/27	13,961	13,412,400
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	7,265	6,772,661
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.500	06/15/25	4,750	4,508,140
Sr. Unsec’d. Notes	5.875	09/01/25	2,502	2,492,758
Sr. Unsec’d. Notes	7.500	10/15/26	5,228	5,411,125
Ovintiv, Inc.,
Gtd. Notes(a)	5.650	05/15/25	19,480	19,344,823
Phillips 66 Co.,
Gtd. Notes(a)	2.450	12/15/24	14,860	14,130,116
Gtd. Notes	3.605	02/15/25	2,500	2,411,408
Gtd. Notes(a)	3.750	03/01/28	12,095	11,339,633
Gtd. Notes	4.950	12/01/27	10,835	10,741,099
Pioneer Natural Resources Co.,
Gtd. Notes	7.200	01/15/28	3,176	3,342,304
Sr. Unsec’d. Notes	1.125	01/15/26	10,955	9,876,326
Sr. Unsec’d. Notes	5.100	03/29/26	8,225	8,181,231
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27	8,120	7,200,073
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	9,750	10,022,974

				246,711,165

Oil & Gas Services 0.0%

Halliburton Co.,
Sr. Unsec’d. Notes, MTN	6.750	02/01/27	2,500	2,556,639

Packaging & Containers 2.3%

Ball Corp.,
Gtd. Notes	4.875	03/15/26	21,297	20,704,227

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Ball Corp., (cont’d.)
Gtd. Notes	5.250%	07/01/25	20,008	$19,852,610
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	56,497	50,990,997
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	0.821	04/15/24	52,445	50,378,747
Sealed Air Corp.,
Gtd. Notes, 144A(a)	5.500	09/15/25	38,203	37,890,176
Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	11,208,216
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	10,246,364
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	4,950	4,545,072
Gtd. Notes	3.750	03/15/25	10,190	9,815,096

				215,631,505

Pharmaceuticals 3.2%

AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.600	11/21/24	14,939	14,334,064
Sr. Unsec’d. Notes	2.950	11/21/26	64,970	60,714,918
Allergan Funding SCS,
Gtd. Notes	3.800	03/15/25	13,136	12,492,965
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.250	12/15/25	4,913	4,730,680
Gtd. Notes, 144A	4.375	12/15/28	40,217	38,143,356
Cigna Group (The),
Gtd. Notes	3.250	04/15/25	14,615	14,014,491
Gtd. Notes	3.400	03/01/27	36,034	33,948,025
Gtd. Notes	4.500	02/25/26	11,568	11,332,012
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	10,000	9,643,526
Sr. Unsec’d. Notes	5.000	12/01/24	28,966	28,598,174
Sr. Unsec’d. Notes	5.000	02/20/26	8,065	8,031,628
Sr. Unsec’d. Notes	5.000	01/30/29	7,050	6,982,846
Sr. Unsec’d. Notes	6.250	06/01/27	1,000	1,037,272
EMD Finance LLC (Germany),
Gtd. Notes, 144A	3.250	03/19/25	5,000	4,791,708

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    33

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

McKesson Corp.,
Sr. Unsec’d. Notes	4.900%	07/15/28	37,945	$37,766,727
Viatris, Inc.,
Gtd. Notes	2.300	06/22/27	20,460	17,880,377

				304,442,769

Pipelines 3.0%

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	10,964,053
Sr. Unsec’d. Notes	4.050	03/15/25	2,092	2,034,605
Sr. Unsec’d. Notes	5.550	02/15/28	13,225	13,207,240
Sr. Unsec’d. Notes	5.875	01/15/24	64,160	64,114,270
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%	8.274(c)	06/01/67	22,233	20,896,167
Gtd. Notes, Series D, 3 Month LIBOR + 2.986%	8.304(c)	08/16/77	5,970	5,887,500
Kinder Morgan, Inc.,
Gtd. Notes(a)	1.750	11/15/26	9,165	8,119,557
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.900	04/01/24	5,090	4,985,888
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	13,761	12,503,179
Sr. Unsec’d. Notes	4.125	03/01/27	6,570	6,295,747
Sr. Unsec’d. Notes	4.250	12/01/27	5,034	4,788,837
Sr. Unsec’d. Notes	4.875	12/01/24	3,710	3,658,439
Sr. Unsec’d. Notes	4.875	06/01/25	17,529	17,234,534
ONEOK Partners LP,
Gtd. Notes	4.900	03/15/25	3,567	3,508,413
ONEOK, Inc.,
Gtd. Notes	2.750	09/01/24	11,570	11,184,296
Gtd. Notes(a)	5.850	01/15/26	7,610	7,639,168
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.600	11/01/24	5,000	4,840,863
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	16,018,402
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,317,365
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes	7.000	03/15/27	3,575	3,735,003
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	13,500	12,973,281
Sr. Unsec’d. Notes	4.500	03/01/28	11,230	10,604,515
Sr. Unsec’d. Notes	4.650	07/01/26	3,000	2,886,818

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Western Midstream Operating LP, (cont’d.)
Sr. Unsec’d. Notes	4.750%	08/15/28	2,653	$2,521,135
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	19,925	19,907,789

				282,827,064

Real Estate 0.1%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,558	13,445,796
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	495	448,704

				13,894,500

Real Estate Investment Trusts (REITs) 2.9%

Brandywine Operating Partnership LP,
Gtd. Notes	4.100	10/01/24	10,850	10,231,176
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	26,313	22,180,015
Corporate Office Properties LP,
Gtd. Notes	2.250	03/15/26	6,860	6,054,631
Crown Castle, Inc.,
Sr. Unsec’d. Notes	1.350	07/15/25	8,630	7,901,537
Essex Portfolio LP,
Gtd. Notes(a)	1.700	03/01/28	27,550	23,268,475
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	15,603	15,062,174
Gtd. Notes	5.250	06/01/25	28,802	28,212,961
Gtd. Notes	5.375	04/15/26	12,355	12,101,376
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,639,751
Sr. Unsec’d. Notes, Series F(a)	4.500	02/01/26	4,000	3,875,899
Invitation Homes Operating Partnership LP,
Gtd. Notes	2.300	11/15/28	11,480	9,771,188
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	35,310	29,745,930
Prologis LP,
Sr. Unsec’d. Notes	4.875	06/15/28	21,690	21,518,044
Realty Income Corp.,
Sr. Unsec’d. Notes(a)	2.200	06/15/28	11,225	9,708,496
Sr. Unsec’d. Notes	3.400	01/15/28	19,483	17,968,717
Sr. Unsec’d. Notes	4.700	12/15/28	9,985	9,687,038

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    35

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Sabra Health Care LP,
Gtd. Notes	5.125%	08/15/26	8,950	$8,449,534
Spirit Realty LP,
Gtd. Notes	2.100	03/15/28	14,165	11,907,115
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	5.750	02/01/27	18,200	17,850,335
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	6,385	5,800,005
WP Carey, Inc.,
Sr. Unsec’d. Notes	4.250	10/01/26	2,261	2,167,793

				277,102,190

Retail 0.9%

Advance Auto Parts, Inc.,
Gtd. Notes(a)	5.900	03/09/26	2,787	2,753,671
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	30,002	27,805,158
Dollar General Corp.,
Sr. Unsec’d. Notes	5.200	07/05/28	10,000	9,897,720
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	4.000	05/15/25	14,425	13,975,923
Ross Stores, Inc.,
Sr. Unsec’d. Notes	0.875	04/15/26	33,315	29,393,184
Sr. Unsec’d. Notes	4.600	04/15/25	1,955	1,915,995

				85,741,651

Semiconductors 1.3%

Intel Corp.,
Sr. Unsec’d. Notes	4.875	02/10/28	16,015	15,957,986
Sr. Unsec’d. Notes	5.125	02/10/30	19,795	19,919,757
Microchip Technology, Inc.,
Sr. Unsec’d. Notes	2.670	09/01/23	84,009	83,558,122
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes	1.800	06/01/26	7,000	6,264,033

				125,699,898

Software 1.4%

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	10,190	9,095,643
Sr. Unsec’d. Notes	1.650	03/01/28	4,285	3,622,347

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Fiserv, Inc.,
Sr. Unsec’d. Notes(a)	5.450%	03/02/28	16,320	$16,402,083
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	4,810	4,804,168
Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	6,329,243
Oracle Corp.,
Sr. Unsec’d. Notes	2.300	03/25/28	16,752	14,778,621
Sr. Unsec’d. Notes	6.150	11/09/29	24,000	25,000,670
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.000	09/15/25	35,570	32,343,286
Sr. Unsec’d. Notes(a)	3.650	09/15/23	9,750	9,707,893
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	12,535	11,881,181

				133,965,135

Telecommunications 2.5%

AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	36,550	33,299,416
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	31,494,670
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes(a)	4.000	09/01/24	744	726,182
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	1.162	04/03/26	31,055	27,787,685
Sprint LLC,
Gtd. Notes	7.125	06/15/24	18,655	18,834,975
Gtd. Notes	7.625	02/15/25	6,950	7,096,172
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	6,765	5,876,202
Gtd. Notes	3.750	04/15/27	63,311	59,976,964
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.100	03/22/28	57,915	50,884,744

				235,977,010

Transportation 0.2%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	7.000	12/15/25	3,750	3,898,997
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.625	06/01/25	19,455	19,027,284

				22,926,281

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    37

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200%	11/15/25	10,930	$9,741,310
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	22,690,609

				32,431,919

TOTAL CORPORATE BONDS (cost $8,319,127,183)				7,758,575,386

MUNICIPAL BOND 0.2%

Texas

Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023-1, Class A1 (cost $17,839,958)	5.102	04/01/35	17,740	17,806,023

U.S. TREASURY OBLIGATIONS(k) 0.2%
U.S. Treasury Notes	1.250	03/31/28	3,545	3,101,875
U.S. Treasury Notes	1.750	12/31/24	295	280,446
U.S. Treasury Notes	1.750	01/31/29	13,945	12,329,341

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,782,224)				15,711,662

			Shares

PREFERRED STOCK 0.0%

Banks

Citigroup Capital XIII, 11.643%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40 (cost $3,342,000)			132,000	3,756,720

TOTAL LONG-TERM INVESTMENTS (cost $9,958,616,470)				9,362,015,100

SHORT-TERM INVESTMENTS 3.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)			60,811,056	60,811,056

See Notes to Financial Statements.

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $273,444,322; includes $272,419,672 of cash collateral for securities on loan)(b)(wi)	273,710,156	$273,518,560

TOTAL SHORT-TERM INVESTMENTS (cost $334,255,378)		334,329,616

TOTAL INVESTMENTS 101.6% (cost $10,292,871,848)		9,696,344,716
Liabilities in excess of other assets(z) (1.6)%		(153,791,156)

NET ASSETS 100.0%		$9,542,553,560

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BNP—BNP Paribas S.A.

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

DAC—Designated Activity Company

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

JPM—JPMorgan Chase Bank N.A.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $267,718,559; cash collateral of $272,419,672 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    39

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
4,991	2 Year U.S. Treasury Notes	Sep. 2023	$1,014,888,656	$(15,727,599)
10,001	5 Year U.S. Treasury Notes	Sep. 2023	1,071,044,594	(17,505,119)
35	20 Year U.S. Treasury Bonds	Sep. 2023	4,441,719	(10,591)
23	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	3,133,031	9,028

				(33,234,281)

Short Positions:
1,258	10 Year U.S. Treasury Notes	Sep. 2023	141,230,163	2,849,526
9	10 Year U.S. Ultra Treasury Notes	Sep. 2023	1,065,937	16,261

				2,865,787

				$(30,368,494)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	SSB	EUR 13,405	$14,638,697	$14,631,429	$—	$(7,268)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	BNP	EUR 13,405	$14,457,581	$14,631,429	$—	$(173,848)
Expiring 08/02/23	SSB	EUR 13,405	14,659,381	14,652,994	6,387	—

			$29,116,962	$29,284,423	6,387	(173,848)

					$6,387	$(181,116)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.962%	$4,269,482	$4,498,446	$228,964

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
British American Tobacco PLC	06/20/27	1.000%(Q)	EUR 10,000	$(67,831)	$87,799	$(155,630)	JPM
Eastman Chemical Co.	12/20/23	1.000%(Q)	7,950	(30,318)	(18,548)	(11,770)	GSI
Host Hotels & Resorts LP	12/20/25	1.000%(Q)	4,250	(40,541)	71,630	(112,171)	GSI
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR 12,600	(89,254)	196,980	(286,234)	JPM
Marriott International, Inc.	06/20/25	1.000%(Q)	3,500	(47,262)	64,162	(111,424)	MSI

				$(275,206)	$402,023	$(677,229)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    41

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreement:
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.090%	$290,461	$14,610,709	$14,320,248

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$420,571	$(18,548)	$—	$(677,229)

See Notes to Financial Statements.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$45,269,000	$6,856,110

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,411,235,852	$—
Commercial Mortgage-Backed Securities	—	154,929,457	—
Corporate Bonds	—	7,758,575,386	—
Municipal Bond	—	17,806,023	—
U.S. Treasury Obligations	—	15,711,662	—
Preferred Stock	3,756,720	—	—
Short-Term Investments
Affiliated Mutual Funds	334,329,616	—	—

Total	$338,086,336	$9,358,258,380	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,874,815	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	6,387	—
Centrally Cleared Credit Default Swap Agreement	—	228,964	—
Centrally Cleared Interest Rate Swap Agreement	—	14,320,248	—

Total	$2,874,815	$14,555,599	$—

Liabilities
Futures Contracts	$(33,243,309)	$—	$—

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    43

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(181,116)	$—
OTC Credit Default Swap Agreements	—	(275,206)	—

Total	$(33,243,309)	$(456,322)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Banks	23.3%
Collateralized Loan Obligations	14.8
Electric	8.3
Affiliated Mutual Funds (2.9% represents investments purchased with collateral from securities on loan)	3.5
Pharmaceuticals	3.2
Auto Manufacturers	3.1
Pipelines	3.0
Real Estate Investment Trusts (REITs)	2.9
Oil & Gas	2.6
Telecommunications	2.5
Healthcare-Services	2.4
Packaging & Containers	2.3
Commercial Services	2.2
Agriculture	2.0
Diversified Financial Services	2.0
Insurance	1.7
Chemicals	1.7
Commercial Mortgage-Backed Securities	1.6
Software	1.4
Media	1.4
Semiconductors	1.3
Mining	1.0
Aerospace & Defense	1.0
Retail	0.9
Foods	0.8
Computers	0.8
Airlines	0.8
Entertainment	0.7
Miscellaneous Manufacturing	0.7
Machinery-Diversified	0.7
Beverages	0.6
Gas	0.6

Electronics	0.6%
Lodging	0.4
Office/Business Equipment	0.4
Apparel	0.4
Home Builders	0.3
Trucking & Leasing	0.3
Auto Parts & Equipment	0.3
Building Materials	0.3
Iron/Steel	0.3
Biotechnology	0.3
Forest Products & Paper	0.3
Machinery-Construction & Mining	0.3
Transportation	0.2
Healthcare-Products	0.2
Distribution/Wholesale	0.2
Municipal Bond	0.2
Internet	0.2
Home Furnishings	0.2
U.S. Treasury Obligations	0.2
Real Estate	0.1
Hand/Machine Tools	0.1
Housewares	0.0	*
Oil & Gas Services	0.0	*
Engineering & Construction	0.0	*

	101.6
Liabilities in excess of other assets	(1.6)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$228,964*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	420,571	Premiums received for OTC swap agreements	18,548
Credit contracts	—	—	Unrealized depreciation on OTC swap agreements	677,229
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	6,387	Unrealized depreciation on OTC forward foreign currency exchange contracts	181,116
Interest rate contracts	Due from/to broker-variation margin futures	2,874,815*	Due from/to broker-variation margin futures	33,243,309	*
Interest rate contracts	Due from/to broker-variation margin swaps	14,320,248*	—	—

		$17,850,985		$34,120,202

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    45

Schedule of Investments   (unaudited) (continued)

as of June 30, 2023

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$1,530,000	$963,000	$—	$—	$(1,511,918)
Foreign exchange contracts	—	—	—	(409,626)	—
Interest rate contracts	—	—	(4,075,285)	—	210,611

Total	$1,530,000	$963,000	$(4,075,285)	$(409,626)	$(1,301,307)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$334,040	$(125,475)	$—	$—	$58,703
Foreign exchange contracts	—	—	—	292,991	—
Interest rate contracts	—	—	(29,860,049)	—	1,536,898

Total	$334,040	$(125,475)	$(29,860,049)	$292,991	$1,595,601

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 123,333
Options Written (2)	200,000,000
Futures Contracts - Long Positions (2)	2,322,386,434
Futures Contracts - Short Positions (2)	143,143,683
Forward Foreign Currency Exchange Contracts - Purchased (3)	9,696,126
Forward Foreign Currency Exchange Contracts - Sold (3)	23,925,843
Interest Rate Swap Agreements (2)	98,646,000
Credit Default Swap Agreements - Buy Protection (2)	83,126,415
Credit Default Swap Agreements - Sell Protection (2)	72,050,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar

See Notes to Financial Statements.

agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$267,718,559	$(267,718,559)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP	$—	$(173,848)	$(173,848)	$—	$(173,848)
GSI	71,630	(142,489)	(70,859)	—	(70,859)
JPM	284,779	(441,864)	(157,085)	—	(157,085)
MSI	64,162	(111,424)	(47,262)	—	(47,262)
SSB	6,387	(7,268)	(881)	—	(881)

	$426,958	$(876,893)	$(449,935)	$—	$(449,935)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    47

Statement of Assets and Liabilities   (unaudited)

as of June 30, 2023

Assets

Investments at value, including securities on loan of $267,718,559:
Unaffiliated investments (cost $9,958,616,470)	$9,362,015,100
Affiliated investments (cost $334,255,378)	334,329,616
Foreign currency, at value (cost $487,974)	490,977
Dividends and interest receivable	85,133,176
Deposit with broker for centrally cleared/exchange-traded derivatives	45,269,000
Receivable for investments sold	42,167,460
Receivable for Fund shares sold	21,512,441
Premiums paid for OTC swap agreements	420,571
Unrealized appreciation on OTC forward foreign currency exchange contracts	6,387
Prepaid expenses and other assets	11,542

Total Assets	9,891,356,270

Liabilities

Payable to broker for collateral for securities on loan	272,419,672
Payable for Fund shares purchased	34,503,903
Payable for investments purchased	30,742,094
Dividends payable	3,650,127
Accrued expenses and other liabilities	2,929,780
Management fee payable	2,835,746
Unrealized depreciation on OTC swap agreements	677,229
Distribution fee payable	430,503
Due to broker—variation margin futures	280,553
Unrealized depreciation on OTC forward foreign currency exchange contracts	181,116
Due to broker—variation margin swaps	69,250
Affiliated transfer agent fee payable	45,128
Directors’ fees payable	19,061
Premiums received for OTC swap agreements	18,548

Total Liabilities	348,802,710

Net Assets	$9,542,553,560

Net assets were comprised of:
Common stock, at par	$9,343,165
Paid-in capital in excess of par	10,940,232,367
Total distributable earnings (loss)	(1,407,021,972)

Net assets, June 30, 2023	$9,542,553,560

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($1,159,241,983 ÷ 113,760,248 shares of common stock issued and outstanding)	$10.19
Maximum sales charge (2.25% of offering price)	0.23

Maximum offering price to public	$10.42

Class C

Net asset value, offering price and redemption price per share, ($179,799,304 ÷ 17,644,664 shares of common stock issued and outstanding)	$10.19

Class R

Net asset value, offering price and redemption price per share, ($98,286,106 ÷ 9,645,721 shares of common stock issued and outstanding)	$10.19

Class Z

Net asset value, offering price and redemption price per share, ($5,819,933,786 ÷ 569,725,193 shares of common stock issued and outstanding)	$10.22

Class R2

Net asset value, offering price and redemption price per share, ($1,267,795 ÷ 123,891 shares of common stock issued and outstanding)	$10.23

Class R4

Net asset value, offering price and redemption price per share, ($1,348,287 ÷ 131,785 shares of common stock issued and outstanding)	$10.23

Class R6

Net asset value, offering price and redemption price per share, ($2,282,676,299 ÷ 223,284,987 shares of common stock issued and outstanding)	$10.22

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    49

Statement of Operations   (unaudited)

Six Months Ended June 30, 2023

Net Investment Income (Loss)

Income
Interest income	$161,180,698
Affiliated dividend income	1,157,935
Unaffiliated dividend income	874,861
Affiliated income from securities lending, net	279,533

Total income	163,493,027

Expenses
Management fee	18,280,341
Distribution fee(a)	2,816,148
Shareholder servicing fees(a)	1,134
Transfer agent’s fees and expenses (including affiliated expense of $134,375)(a)	3,700,986
Shareholders’ reports	264,010
Custodian and accounting fees	234,675
Registration fees(a)	195,818
Directors’ fees	76,721
Professional fees	44,889
Audit fee	18,844
Miscellaneous	87,084

Total expenses	25,720,650
Less: Fee waiver and/or expense reimbursement(a)	(1,321,990)
Distribution fee waiver(a)	(126,323)

Net expenses	24,272,337

Net investment income (loss)	139,220,690

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(15,871))	(53,108,438)
Futures transactions	(4,075,285)
Forward currency contract transactions	(409,626)
Options written transactions	963,000
Swap agreement transactions	(1,301,307)
Foreign currency transactions	15,358

(57,916,298)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(47,961))	146,178,870
Futures	(29,860,049)
Forward currency contracts	292,991
Options written	(125,475)
Swap agreements	1,595,601
Foreign currencies	(9,036)

118,072,902

Net gain (loss) on investment and foreign currency transactions	60,156,604

Net Increase (Decrease) In Net Assets Resulting From Operations	$199,377,294

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,470,337	965,622	378,970	—	1,219	—	—
Shareholder servicing fees	—	—	—	—	488	646	—
Transfer agent’s fees and expenses	477,843	100,283	83,238	2,995,253	1,424	938	42,007
Registration fees	24,967	13,269	5,582	83,464	6,449	4,606	57,481
Fee waiver and/or expense reimbursement	(91,653)	(15,039)	(7,873)	(912,346)	(7,211)	(4,672)	(283,196)
Distribution fee waiver	—	—	(126,323)	—	—	—	—

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    51

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$139,220,690	$232,253,481
Net realized gain (loss) on investment and foreign currency transactions	(57,916,298)	(278,345,542)
Net change in unrealized appreciation (depreciation) on investments	118,072,902	(816,154,534)

Net increase (decrease) in net assets resulting from operations	199,377,294	(862,246,595)

Dividends and Distributions
Distributions from distributable earnings
Class A	(18,280,716)	(31,711,856)
Class C	(2,244,279)	(4,057,366)
Class R	(1,397,005)	(2,380,355)
Class Z	(96,752,106)	(185,388,160)
Class R2	(14,349)	(31,808)
Class R4	(20,631)	(23,556)
Class R6	(40,937,019)	(66,290,112)

	(159,646,105)	(289,883,213)

Tax return of capital distributions
Class A	—	(112,636)
Class C	—	(14,411)
Class R	—	(8,455)
Class Z	—	(658,476)
Class R2	—	(113)
Class R4	—	(84)
Class R6	—	(235,454)

	—	(1,029,629)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,742,219,808	3,590,300,880
Net asset value of shares issued in reinvestment of dividends and distributions	137,711,987	244,903,092
Cost of shares purchased	(2,125,420,179)	(6,646,292,087)

Net increase (decrease) in net assets from Fund share transactions	(245,488,384)	(2,811,088,115)

Total increase (decrease)	(205,757,195)	(3,964,247,552)

Net Assets:

Beginning of period	9,748,310,755	13,712,558,307

End of period	$9,542,553,560	$9,748,310,755

See Notes to Financial Statements.

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended June 30, 2023
			Year Ended December 31,
			2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.15		$ 11.14		$11.42	$11.11	$10.71	$10.95
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.19		0.17	0.22	0.26	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.93)		(0.23)	0.34	0.43	(0.20)
Total from investment operations	0.20		(0.74)		(0.06)	0.56	0.69	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.25)		(0.22)	(0.25)	(0.29)	(0.28)
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Total dividends and distributions	(0.16)		(0.25)		(0.22)	(0.25)	(0.29)	(0.28)
Net asset value, end of period	$10.19		$ 10.15		$11.14	$11.42	$11.11	$10.71
Total Return(c):	1.95%		(6.70)%		(0.56)%	5.13%	6.47%	0.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,159,242		$1,204,480		$1,665,931	$1,837,307	$1,609,745	$1,173,934
Average net assets (000)	$1,186,017		$1,361,067		$1,807,236	$2,048,213	$1,352,830	$1,273,713
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.72	%(e)	0.71%		0.71%	0.76%	0.80%	0.79%
Expenses before waivers and/or expense reimbursement	0.74	%(e)	0.72%		0.72%	0.77%	0.80%	0.79%
Net investment income (loss)	2.68	%(e)	1.83%		1.46%	1.93%	2.33%	2.20%
Portfolio turnover rate(f)	18%		14%		32%	36%	60%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    53

Financial Highlights   (unaudited) (continued)

Class C Shares
	Six Months Ended June 30, 2023
			Year Ended December 31,
			2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.15		$ 11.14		$11.42	$11.11	$10.72	$10.95
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.11		0.08	0.14	0.18	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.93)		(0.23)	0.34	0.42	(0.19)
Total from investment operations	0.16		(0.82)		(0.15)	0.48	0.60	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.17)		(0.13)	(0.17)	(0.21)	(0.20)
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Total dividends and distributions	(0.12)		(0.17)		(0.13)	(0.17)	(0.21)	(0.20)
Net asset value, end of period	$10.19		$ 10.15		$11.14	$11.42	$11.11	$10.72
Total Return(c):	1.56%		(7.42)%		(1.31)%	4.40%	5.63%	(0.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$179,799		$209,217		$333,417	$495,994	$599,005	$825,668
Average net assets (000)	$194,725		$262,486		$389,132	$534,970	$722,408	$970,998
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50	%(e)	1.48%		1.47%	1.47%	1.49%	1.49%
Expenses before waivers and/or expense reimbursement	1.52	%(e)	1.49%		1.48%	1.48%	1.49%	1.49%
Net investment income (loss)	1.90	%(e)	1.04%		0.71%	1.27%	1.65%	1.49%
Portfolio turnover rate(f)	18%		14%		32%	36%	60%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended June 30, 2023
			Year Ended December 31,
			2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.15		$11.13		$11.42	$11.11	$10.72	$10.95
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.15		0.13	0.19	0.22	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.92)		(0.24)	0.34	0.42	(0.19)
Total from investment operations	0.18		(0.77)		(0.11)	0.53	0.64	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.21)		(0.18)	(0.22)	(0.25)	(0.24)
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Total dividends and distributions	(0.14)		(0.21)		(0.18)	(0.22)	(0.25)	(0.24)
Net asset value, end of period	$10.19		$10.15		$11.13	$11.42	$11.11	$10.72
Total Return(c):	1.78%		(6.94)%		(0.99)%	4.86%	6.03%	0.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$98,286		$104,825		$138,545	$143,094	$138,971	$143,370
Average net assets (000)	$101,896		$119,891		$139,942	$133,401	$139,946	$156,009
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.06	%(e)	1.05%		1.05%	1.02%	1.11%	1.09%
Expenses before waivers and/or expense reimbursement	1.33	%(e)	1.31%		1.31%	1.28%	1.36%	1.34%
Net investment income (loss)	2.34	%(e)	1.48%		1.12%	1.70%	2.02%	1.90%
Portfolio turnover rate(f)	18%		14%		32%	36%	60%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    55

Financial Highlights   (unaudited) (continued)

Class Z Shares
	Six Months Ended June 30, 2023
			Year Ended December 31,
			2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.17		$11.16		$11.45	$11.14	$10.74	$10.98
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.21		0.19	0.25	0.29	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		(0.93)		(0.24)	0.35	0.43	(0.21)
Total from investment operations	0.22		(0.72)		(0.05)	0.60	0.72	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.27)		(0.24)	(0.29)	(0.32)	(0.30)
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Total dividends and distributions	(0.17)		(0.27)		(0.24)	(0.29)	(0.32)	(0.30)
Net asset value, end of period	$10.22		$10.17		$11.16	$11.45	$11.14	$10.74
Total Return(c):	2.17%		(6.47)%		(0.41)%	5.43%	6.75%	0.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,819,934		$5,743,080		$8,985,211	$8,371,100	$6,187,736	$5,716,205
Average net assets (000)	$5,819,440		$7,274,717		$8,893,589	$7,069,401	$5,905,291	$6,387,796
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.47	%(e)	0.47%		0.47%	0.47%	0.52%	0.53%
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%		0.51%	0.50%	0.53%	0.53%
Net investment income (loss)	2.93	%(e)	2.05%		1.69%	2.22%	2.61%	2.46%
Portfolio turnover rate(f)	18%		14%		32%	36%	60%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R2 Shares
	Six Months Ended June 30, 2023
			Year Ended December 31,
			2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.19		$11.18		$11.47	$11.15	$10.75	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.17		0.14	0.20	0.24	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.93)		(0.23)	0.36	0.43	(0.21)
Total from investment operations	0.19		(0.76)		(0.09)	0.56	0.67	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.23)		(0.20)	(0.24)	(0.27)	(0.26)
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Total dividends and distributions	(0.15)		(0.23)		(0.20)	(0.24)	(0.27)	(0.26)
Net asset value, end of period	$10.23		$10.19		$11.18	$11.47	$11.15	$10.75
Total Return(c):	1.87%		(6.83)%		(0.81)%	5.09%	6.32%	0.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,268		$916		$1,941	$919	$188	$61
Average net assets (000)	$983		$1,505		$1,549	$477	$91	$24
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.88%		0.88%	0.88%	0.91%	0.92%
Expenses before waivers and/or expense reimbursement	2.36	%(e)	1.84%		1.89%	6.58%	22.41%	83.41%
Net investment income (loss)	2.52	%(e)	1.61%		1.27%	1.74%	2.20%	2.13%
Portfolio turnover rate(f)	18%		14%		32%	36%	60%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    57

Financial Highlights   (unaudited) (continued)

Class R4 Shares
	Six Months Ended June 30, 2023
			Year Ended December 31,
			2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.19		$11.18		$11.46	$11.15	$10.76	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.20		0.17	0.24	0.27	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.94)		(0.22)	0.34	0.42	(0.20)
Total from investment operations	0.20		(0.74)		(0.05)	0.58	0.69	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.25)		(0.23)	(0.27)	(0.30)	(0.29)
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Total dividends and distributions	(0.16)		(0.25)		(0.23)	(0.27)	(0.30)	(0.29)
Net asset value, end of period	$10.23		$10.19		$11.18	$11.46	$11.15	$10.76
Total Return(c):	1.99%		(6.60)%		(0.47)%	5.26%	6.49%	0.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,348		$1,400		$1,020	$439	$546	$375
Average net assets (000)	$1,304		$986		$887	$347	$585	$69
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63	%(e)	0.63%		0.63%	0.63%	0.67%	0.67%
Expenses before waivers and/or expense reimbursement	1.35	%(e)	1.66%		2.16%	8.45%	4.00%	29.85%
Net investment income (loss)	2.77	%(e)	1.89%		1.52%	2.11%	2.46%	2.45%
Portfolio turnover rate(f)	18%		14%		32%	36%	60%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended June 30, 2023
			Year Ended December 31,
			2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.18		$ 11.17		$11.46	$11.14	$10.75	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.23		0.20	0.26	0.30	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		(0.94)		(0.24)	0.36	0.42	(0.20)
Total from investment operations	0.22		(0.71)		(0.04)	0.62	0.72	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.28)		(0.25)	(0.30)	(0.33)	(0.32)
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Total dividends and distributions	(0.18)		(0.28)		(0.25)	(0.30)	(0.33)	(0.32)
Net asset value, end of period	$10.22		$ 10.18		$11.17	$11.46	$11.14	$10.75
Total Return(c):	2.12%		(6.37)%		(0.31)%	5.62%	6.76%	0.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,282,676		$2,484,393		$2,586,493	$1,821,666	$1,331,608	$1,216,253
Average net assets (000)	$2,396,601		$2,472,740		$2,277,111	$1,498,054	$1,261,494	$1,139,003
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.38	%(e)	0.38%		0.38%	0.38%	0.42%	0.42%
Expenses before waivers and/or expense reimbursement	0.40	%(e)	0.40%		0.40%	0.40%	0.42%	0.42%
Net investment income (loss)	3.02	%(e)	2.18%		1.77%	2.31%	2.71%	2.58%
Portfolio turnover rate(f)	18%		14%		32%	36%	60%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund    59

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Short-Term Corporate Bond Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Short-Term Corporate Bond Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek high current income consistent with the preservation of principal.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820— Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

PGIM Short-Term Corporate Bond Fund    61

Notes to Financial Statements  (unaudited) (continued)

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund

PGIM Short-Term Corporate Bond Fund    63

Notes to Financial Statements  (unaudited) (continued)

may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may

PGIM Short-Term Corporate Bond Fund    65

Notes to Financial Statements  (unaudited) (continued)

be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the

PGIM Short-Term Corporate Bond Fund    67

Notes to Financial Statements  (unaudited) (continued)

value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended June 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.380% on average daily net assets up to $10 billion;	0.38%
0.370% on average daily net assets over $10 billion.

The Manager has contractually agreed, through April 30, 2024, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—

PGIM Short-Term Corporate Bond Fund    69

Notes to Financial Statements  (unaudited) (continued)

Class	Expense Limitations
R	—%
Z	0.47
R2	0.88
R4	0.63
R6	0.38

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS contractually agreed through April 30, 2024 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A	%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended June 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$213,082	$18,206
C	—	6,065

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2023, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$1,716,300,831	$1,975,952,351

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2023, is presented as follows:

PGIM Short-Term Corporate Bond Fund    71

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$ —	$ 872,330,464	$ 811,519,408	$ —	$ —	$ 60,811,056	60,811,056	$1,157,935

PGIM Institutional Money Market Fund(1)(b)(wi)

230,319,202	594,652,828	551,389,638	(47,961)	(15,871)	273,518,560	273,710,156	279,533(2)

$230,319,202	$1,466,983,292	$1,362,909,046	$(47,961)	$(15,871)	$334,329,616		$1,437,468

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$10,293,652,840	$21,748,306	$(635,325,647)	$(613,577,341)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of December 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$566,885,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended

December 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 30,025,000,000 shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	3,500,000,000
B	5,000,000
C	700,000,000
R	250,000,000
Z	15,000,000,000
T	170,000,000
R2	200,000,000
R4	200,000,000
R6	10,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of June 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	37,692	0.1%

PGIM Short-Term Corporate Bond Fund    73

Notes to Financial Statements  (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	7	78.0

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended June 30, 2023:
Shares sold	8,766,776	$89,913,356
Shares issued in reinvestment of dividends and distributions	1,558,729	15,980,630
Shares purchased	(16,621,436)	(170,353,259)
Net increase (decrease) in shares outstanding before conversion	(6,295,931)	(64,459,273)
Shares issued upon conversion from other share class(es)	3,042,838	31,188,612
Shares purchased upon conversion into other share class(es)	(1,657,876)	(16,969,596)
Net increase (decrease) in shares outstanding	(4,910,969)	$(50,240,257)

Year ended December 31, 2022:
Shares sold	20,354,381	$211,484,613
Shares issued in reinvestment of dividends and distributions	2,685,606	27,861,705
Shares purchased	(57,983,959)	(607,384,605)
Net increase (decrease) in shares outstanding before conversion	(34,943,972)	(368,038,287)
Shares issued upon conversion from other share class(es)	6,826,430	71,144,301
Shares purchased upon conversion into other share class(es)	(2,815,543)	(29,487,215)
Net increase (decrease) in shares outstanding	(30,933,085)	$(326,381,201)

Class C

Six months ended June 30, 2023:
Shares sold	1,196,139	$12,263,644
Shares issued in reinvestment of dividends and distributions	194,631	1,995,494
Shares purchased	(2,825,000)	(28,965,166)
Net increase (decrease) in shares outstanding before conversion	(1,434,230)	(14,706,028)
Shares purchased upon conversion into other share class(es)	(1,534,481)	(15,722,987)
Net increase (decrease) in shares outstanding	(2,968,711)	$(30,429,015)

Share Class	Shares	Amount

Year ended December 31, 2022:
Shares sold	2,454,938	$25,515,124
Shares issued in reinvestment of dividends and distributions	349,918	3,627,742
Shares purchased	(8,125,070)	(84,691,013)
Net increase (decrease) in shares outstanding before conversion	(5,320,214)	(55,548,147)
Shares issued upon conversion from other share class(es)	1,267	13,902
Shares purchased upon conversion into other share class(es)	(4,009,643)	(41,735,177)
Net increase (decrease) in shares outstanding	(9,328,590)	$(97,269,422)

Class R
Six months ended June 30, 2023:
Shares sold	191,585	$1,964,098
Shares issued in reinvestment of dividends and distributions	136,012	1,394,454
Shares purchased	(1,010,480)	(10,351,370)
Net increase (decrease) in shares outstanding	(682,883)	$(6,992,818)

Year ended December 31, 2022:
Shares sold	631,420	$6,685,791
Shares issued in reinvestment of dividends and distributions	229,932	2,383,652
Shares purchased	(2,972,606)	(30,859,704)
Net increase (decrease) in shares outstanding before conversion	(2,111,254)	(21,790,261)
Shares issued upon conversion from other share class(es)	1,851	20,050
Shares purchased upon conversion into other share class(es)	(4,388)	(44,762)
Net increase (decrease) in shares outstanding	(2,113,791)	$(21,814,973)

Class Z
Six months ended June 30, 2023:
Shares sold	133,816,650	$1,375,984,319
Shares issued in reinvestment of dividends and distributions	8,043,003	82,670,154
Shares purchased	(136,670,676)	(1,404,909,972)
Net increase (decrease) in shares outstanding before conversion	5,188,977	53,744,501
Shares issued upon conversion from other share class(es)	1,954,174	20,068,401
Shares purchased upon conversion into other share class(es)	(1,862,162)	(19,137,788)
Net increase (decrease) in shares outstanding	5,280,989	$54,675,114

Year ended December 31, 2022:
Shares sold	252,389,682	$2,638,216,846
Shares issued in reinvestment of dividends and distributions	14,248,965	148,303,364
Shares purchased	(467,419,968)	(4,877,761,675)
Net increase (decrease) in shares outstanding before conversion	(200,781,321)	(2,091,241,465)
Shares issued upon conversion from other share class(es)	3,259,867	34,142,607
Shares purchased upon conversion into other share class(es)	(42,954,375)	(432,511,031)
Net increase (decrease) in shares outstanding	(240,475,829)	$(2,489,609,889)

PGIM Short-Term Corporate Bond Fund    75

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R2
Six months ended June 30, 2023:
Shares sold	35,238	$361,866
Shares issued in reinvestment of dividends and distributions	1,393	14,342
Shares purchased	(2,562)	(26,372)
Net increase (decrease) in shares outstanding	34,069	$349,836

Year ended December 31, 2022:
Shares sold	31,189	$319,758
Shares issued in reinvestment of dividends and distributions	3,056	31,902
Shares purchased	(106,340)	(1,090,452)
Net increase (decrease) in shares outstanding before conversion	(72,095)	(738,792)
Shares purchased upon conversion into other share class(es)	(11,736)	(120,698)
Net increase (decrease) in shares outstanding	(83,831)	$(859,490)

Class R4
Six months ended June 30, 2023:
Shares sold	18,088	$185,642
Shares issued in reinvestment of dividends and distributions	1,261	12,976
Shares purchased	(24,922)	(256,738)
Net increase (decrease) in shares outstanding	(5,573)	$(58,120)

Year ended December 31, 2022:
Shares sold	96,455	$1,003,939
Shares issued in reinvestment of dividends and distributions	567	5,902
Shares purchased	(50,890)	(531,150)
Net increase (decrease) in shares outstanding	46,132	$478,691

Class R6
Six months ended June 30, 2023:
Shares sold	25,422,366	$261,546,883
Shares issued in reinvestment of dividends and distributions	3,465,862	35,643,937
Shares purchased	(49,646,697)	(510,557,302)
Net increase (decrease) in shares outstanding before conversion	(20,758,469)	(213,366,482)
Shares issued upon conversion from other share class(es)	320,876	3,296,145
Shares purchased upon conversion into other share class(es)	(263,937)	(2,722,787)
Net increase (decrease) in shares outstanding	(20,701,530)	$(212,793,124)

Share Class	Shares	Amount

Year ended December 31, 2022:
Shares sold	67,213,448	$707,074,809
Shares issued in reinvestment of dividends and distributions	6,026,819	62,688,825
Shares purchased	(100,432,903)	(1,043,973,488)
Net increase (decrease) in shares outstanding before conversion	(27,192,636)	(274,209,854)
Shares issued upon conversion from other share class(es)	39,961,566	401,626,921
Shares purchased upon conversion into other share class(es)	(294,778)	(3,048,898)
Net increase (decrease) in shares outstanding	12,474,152	$124,368,169

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended June 30, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Short-Term Corporate Bond Fund    77

Notes to Financial Statements  (unaudited) (continued)

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Short-Term Corporate Bond Fund    79

Notes to Financial Statements  (unaudited) (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any

PGIM Short-Term Corporate Bond Fund    81

Notes to Financial Statements  (unaudited) (continued)

such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Short-Term Corporate Bond Fund    83

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short-Term Corporate Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

[1]	PGIM Short-Term Corporate Bond Fund is a series of Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

(which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2022. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.

•	The Board considered that the Fund outperformed its peer group average for all periods and outperformed its benchmark index for the year-to-date and three-year periods ended March 31, 2023.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.47% of average daily net assets for Class Z shares, 0.88% of average daily net assets for Class R2 shares, 0.63% of average daily net assets for Class R4 shares, and 0.38% of average daily net assets for Class R6 shares through April 30, 2024.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short-Term Corporate Bond Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short-Term Corporate Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT-TERM CORPORATE BOND FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PBSMX	PIFCX	JDTRX	PIFZX	PIFEX	PIFGX	PSTQX
CUSIP	74441R102	74441R300	74441R409	74441R508	74441R805	74441R888	74441R607

MF140E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 17, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 17, 2023